SUBSEQUENT EVENTS (Details Narrative) $ / shares in Units, $ in Thousands							1 Months Ended				12 Months Ended
	Jul. 11, 2024	Apr. 11, 2024 USD ($) $ / shares shares	Feb. 29, 2024 USD ($) shares	Feb. 20, 2024 USD ($) $ / shares shares	Dec. 08, 2023 USD ($) $ / shares shares	Sep. 06, 2023 USD ($) $ / shares shares	Feb. 29, 2024 USD ($) $ / shares shares	Jan. 31, 2024 shares	May 31, 2022 USD ($)	May 31, 2022 AUD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Apr. 19, 2024 USD ($) shares	Mar. 04, 2024 shares	Jan. 12, 2024 USD ($) shares	Dec. 31, 2023 € / shares shares	Jun. 22, 2023 shares	Mar. 07, 2023 shares	Jan. 31, 2023 shares	Jun. 27, 2022 $ / shares
IfrsStatementLineItems [Line Items]
Number of shares issued											1,237,751						1,237,751		1,000,000	864,000
Implied value | € / shares																	€ 1
Aggregate amount of convertible instruments issued									$ 569,000	$ 828
Proceeds from issuance of shares, net | $												$ 182,000	$ 5,892,000
Warrant B [member]
IfrsStatementLineItems [Line Items]
Number of shares issued					606,060
Proceeds from issuance of shares, net | $					$ 697
[custom:WarrantsExercisePricePerShare-0] | $ / shares					$ 1.15																$ 5.28
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																			160,227
Implied value | $ / shares											$ 0.0022
Warrant B [member]
IfrsStatementLineItems [Line Items]
Ordinary shares											2,619,367						2,619,367
Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Number of warrants								909,090,000
Warrants exercised								454,544,000
Aggregate ordinary shares								454,544,000
Exercise price of share | $ / shares							$ 0.5
Exercise price of share | $ / shares				$ 0.2378
Fee and commission income | $				$ 2,900,000
Offering expenses payable | $				$ 2,660,000
Convertible security to investor, description							(i) a convertible security to an investor relating to a loan in the principal amount of $407 and (ii) 100,000 warrants to the investor.
Aggregate amount of convertible instruments issued | $							$ 407,000
Proceeds from issuance of shares, net | $							350,000
Restricted stock unit shares			1,500,000
Restricted stock unit vested shares			166,667
Ordinary shares														30,000
Reverse stock split	75 shares of par value US$0.0022 each will be consolidated into 1 share of par value US$0.165
Nonadjusting event [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Ordinary shares																3,789,264
Nonadjusting event [member] | Ordinary shares [member] | Warrant reserve [member]
IfrsStatementLineItems [Line Items]
Ordinary shares																2,619,377
Nonadjusting event [member] | Ordinary shares [member] | Board of director [member]
IfrsStatementLineItems [Line Items]
Ordinary shares															100,000
Nonadjusting event [member] | Warrant B [member]
IfrsStatementLineItems [Line Items]
Ordinary shares																2,619,367
Underwriting agreement [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																		345,349
Underwriting agreement [member] | Ordinary shares [member] | Warrant A [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																		606,061
Underwriting agreement [member] | Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Contract agreement | $																$ 5,000,000
Underwriting agreement [member] | Nonadjusting event [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued				12,124,666
Implied value | $ / shares				$ 0.24
Pre funded warrants convertible, description				1-for-1 basis
Letter Agreement [member] | Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Payment for fee | $			$ 200,000,000				$ 200,000,000
Warrant shares			250,000				250,000
Exercise price of share | $ / shares							$ 0.0022
Securities purchase agreement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued											2,619,377						2,619,377
Proceeds from issuance of shares, net | $						$ 2,358,000
Borrowing costs incurred | $						$ 2,574,000
[custom:OriginalIssueDiscount-0]						40.00%
[custom:InterestAccruedPercent-0]						12.00%
[custom:ConversionPrice] | $ / shares						$ 1.6378
Securities purchase agreement [member] | Warrant B [member]
IfrsStatementLineItems [Line Items]
Number of shares issued						2,619,367
[custom:WarrantsExercisePricePerShare-0] | $ / shares						$ 1.6378
Securities purchase agreement [member] | Warrant A [member]
IfrsStatementLineItems [Line Items]
Number of shares issued						3,929,051
[custom:WarrantsExercisePricePerShare-0] | $ / shares						$ 0.0022
Securities purchase agreement [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued						3,929,051
Securities purchase agreement [member] | Ordinary shares [member] | Warrant A [member]
IfrsStatementLineItems [Line Items]
Number of shares issued						2,619,367
Securities purchase agreement [member] | Nonadjusting event [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Ordinary shares		11,825,508
Promissory note | $		$ 2,000,000.0
Principal amount | $		2,250,000
Borrowing costs incurred | $		$ 2,000.0
[custom:OriginalIssueDiscount-0]		10.00%
[custom:InterestAccruedPercent-0]		12.00%
[custom:WarrantTerm-0]		5 years
Exercise price of outstanding share options | $ / shares		$ 0.157
Stock Purchase Agreement [Member] | Entering into significant commitments or contingent liabilities [member]
IfrsStatementLineItems [Line Items]
Notional amount | $														$ 30,000,000
[custom:PurchasePricePercentage-0]														95.00%